Income Taxes Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net operating loss	$ 0	$ 58,000,000
Total deferred income tax assets	0	58,000,000
Property, plant and equipment and intangibles - federal	0	(35,000,000)
Property, plant and equipment and intangibles - state	(28,000,000)	(26,000,000)
Total deferred income tax liabilities	28,000,000	61,000,000
Net deferred income tax liabilities	(28,000,000)	(3,000,000)
Deferred income tax assets, net - noncurrent	0	23,000,000
Deferred income tax liabilities, net - noncurrent	(28,000,000)	(26,000,000)
Reduction to net federal deferred tax asset	$ 58,000,000
Federal net operating losses		$ 163,000,000
Texas margin tax	0.75%	0.75%	0.95%